Revenues	12 Months Ended
Jun. 30, 2021
25. Revenues

25. Revenues

	06.30.21	06.30.20	06.30.19
Base rent	4,516	7,639	9,494
Contingent rent	1,439	2,198	2,643
Admission rights	784	1,350	1,577
Averaging of scheduled rent escalation	693	244	570
Others	243	91	642
Commissions	158	259	371
Property management fees	144	172	203
Parking fees	37	445	725
Total revenues from rentals and services	8,014	12,398	16,225
Sale of trading properties	78	462	36
Total revenues from sale of properties	78	462	36
Total revenues from sales, rentals and services	8,092	12,860	16,261
Expenses and collective promotion fund	2,911	4,672	5,572
Total revenues from expenses and collective promotion funds	2,911	4,672	5,572
Total revenues	11,003	17,532	21,833